UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |x|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |x| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera                New York, New York           January 20, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        1

Form 13F Information Table Value Total:        $4,587
                                              (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

1. Name: MMI Investments, LP               13F File Number: 028-12272

                                                FORM 13F INFORMATION TABLE

                                                      June 30, 2010



                         Title of                     Value     SHRS OR  SH/ Put/ Investment       Other
Name of Issuer           Class        CUSIP          (x$1000)   PRN AMT  PRN Call Discretion       Managers   Sole     Shared   None

CHECKPOINT SYS INC       COM          162825103        4,587    264,200  SH        SHARED-DEFINED   1        264,200




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